Summary of Significant Accounting Policies (Tables) - Hoya Intermediate, LLC [Member]	12 Months Ended
Dec. 31, 2020
Summary of Property and Equipment	Property and equipment are stated at cost, net of depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Asset Class	Useful Life
Computer Equipment	5 years
Purchased Software	3 years
Furniture and Fixtures	7 years

Summary of the Lived Intangible Assets Amortized on a Straight-Line Basis
Definite-lived intangible assets are amortized on a straight-line basis over their estimated period of benefit, over the following estimated useful lives:

Asset Class	Useful Life
Non-competition agreements	3 years
Supplier relationships	4 years
Developed technology	3-5 years
Customer relationships	3-5 years